Stock Compensation Expense (Details) - Schedule of Nonvested Stock Options - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Nonvested Stock Warrants [Member]
Stock Compensation Expense (Details) - Schedule of Nonvested Stock Options [Line Items]
Number, Outstanding Begining balance	670,008
Weighted Average Exercise Price, Outstanding Begining balance	$ 0.38
Number, Granted		0	0
Weighted- Average Exercise Price, Granted
Number, Vested	(81,101)
Weighted- Average Exercise Price, Vested	$ 0.38
Number, Forfeited
Weighted- Average Exercise Price, Forfeited
Number, Outstanding Ending balance	588,907	670,008
Weighted Average Exercise Price, Outstanding Ending balance	$ 0.38	$ 0.38
Nonvested RSAs [Member]
Stock Compensation Expense (Details) - Schedule of Nonvested Stock Options [Line Items]
Number, Outstanding Begining balance	1,649,962
Weighted Average Exercise Price, Outstanding Begining balance	$ 6.27
Number, Granted		2,899,372	1,391,930
Number, Vested	(48,744)
Weighted- Average Exercise Price, Vested	$ 6	$ 5.99
Number, Outstanding Ending balance	1,601,218	1,649,962
Weighted Average Exercise Price, Outstanding Ending balance	$ 6.28	$ 6.27